Intangible Assets and Goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Accumulated Amortization	$ (2,534)	$ (2,061)	$ (1,788)
Net Carrying Amount	6,371	1,687
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	10,676	5,046	4,281
Accumulated Amortization	(2,534)	(2,061)	(1,788)
Net Carrying Amount	8,142	2,985	2,493
Trade name and other indefinite-lived intangibles
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets	732	425	455
In-process patents and trademarks
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets	$ 1,039	$ 873	$ 1,001
Acquired content and customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	4 years 10 months 24 days	3 years 8 months 12 days	4 years 9 months 18 days
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 7,182	$ 2,268	$ 2,284
Accumulated Amortization	(2,268)	(1,859)	(1,673)
Net Carrying Amount	4,914	409	611
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (2,268)	$ (1,859)	$ (1,673)
Domain names
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	1 year 1 month 6 days	1 year 3 months 18 days	1 year 8 months 12 days
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 245	$ 245	$ 204
Accumulated Amortization	(188)	(156)	(97)
Net Carrying Amount	57	89	107
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (188)	$ (156)	$ (97)
Patents
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	18 years 9 months 18 days	19 years 1 month 6 days	18 years 10 months 24 days
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 1,478	$ 1,235	$ 337
Accumulated Amortization	(78)	(46)	(18)
Net Carrying Amount	1,400	1,189	319
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (78)	$ (46)	$ (18)